Accounts Receivables, net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivables, net	10 Accounts Receivables, net Accounts receivable are summarized as follows:

	2017	2016
Accounts receivable from third parties	882	1,035
Allowance for doubtful accounts	(3)	(2)

	879	1,033